Interest in associates and joint ventures - Impairment testing (Details) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) component	Dec. 31, 2023 USD ($)
Disclosure of associates [line items]
Carrying amount			$ 28,777	$ 27,200
Number of components in VIU calculation | component			2
Short to medium forecast term			5 years
Bank Of Communications Co., Limited [Member]
Disclosure of associates [line items]
HSBC’s interest percent			19.03%
Impairment loss recognised in profit or loss	$ 2,917	$ 3,000	$ 0	3,000
Carrying amount	$ 22,367	$ 21,210	22,367	21,210
Fair value			$ 11,631	$ 8,812